Income taxes - Additional information (Details) - BRL (R$)	Sep. 30, 2026	Dec. 31, 2025
Probable losses | Tax assessment - Corporate Income Tax and Social Contribution
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Other provisions	R$ 1,858,000	R$ 1,749,000
Possible losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Possible losses for which no provision was recorded	10,338,403,000	4,559,801,000
Possible losses | Income tax assessment - Foreign Earnings - Brazil-Austria Tax Treaty (2021) | Tax contingent liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Possible losses for which no provision was recorded	5,255,629,000	5,106,344,000
Possible losses | Income tax assessment - Exchange of Industrial and Forestry Assets (2007) | Tax contingent liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Possible losses for which no provision was recorded	2,039,056,000	1,861,899,000
Possible losses | Income tax assessment - Non-deductible Expenses, Operating Expense Deductions, Foreign Subsidiary Earnings, Goodwill Amortization, Directors' Bonuses and Tax Loss Carryforwards (2019) | Tax contingent liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Possible losses for which no provision was recorded	1,072,144,000	1,008,823,000
Possible losses | Income tax assessment - Disallowance of Depreciation, Amortization and Depletion Expenses (2010) | Tax contingent liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Possible losses for which no provision was recorded	975,628,000	931,979,000
Possible losses | Income tax assessment - Recalculation of Foreign Subsidiary Profits (2014-2016) | Tax contingent liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Possible losses for which no provision was recorded	R$ 704,007,000	R$ 663,188,000